Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments And Contingencies [Abstract]
Schedule of Major Commitments with Local Financial Institutions	As of December 31, 2025, major commitments with local financial institutions are as follows:

(In millions of Korean won and foreign currencies in thousands)	Financial institution	Limit	Used amount
Bank overdraft	Kookmin Bank and others	₩ 674,000	—
Inter-Korean Cooperation Fund	Export-Import Bank of Korea	37,700	493
Economic Cooperation Business Insurance	Export-Import Bank of Korea	3,240	1,732
Collateralized loan on electronic accounts receivable-trade	Shinhan Bank and others	951,650	484,878
Plus electronic notes payable	Industrial Bank of Korea and others	70,000	5,998
Working capital loan	Korea Development Bank and others	1,211,491	258,190
	Shinhan Bank	USD64,767	USD64,767
Facility loans	Hana Bank and others	739,000	665,826
Derivatives transaction limit	Korea Development Bank and others	USD1,920,000	USD1,920,000
	Shinhan Bank and others	JPY30,000,000	JPY30,000,000
Total	KRW	3,687,081	1,417,117
	USD	1,984,767	1,984,767
	JPY	30,000,000	30,000,000

Schedule of Guarantees Received from Financial Institutions	As of December 31, 2025, guarantees received from financial institutions are as follows:

(In millions of Korean won and foreign currencies in thousands)	Financial institution	Limit
Hana Bank	Guarantee for payment in Korean currency	4,000
	Comprehensive credit line and others	2,900
	Comprehensive credit line and others	USD10,300
Kookmin Bank	Guarantee for payment in foreign currency	USD3,186
Shinhan Bank	Guarantee for payment in Korean currency	754
	Refund guarantee for advances received	USD29,915
	Guarantee for payment in foreign currency and others	USD80,030
	Corporate card issuance guarantee	VND231,830
Woori Bank	Guarantee for payment in Korean currency	100
	Guarantee for payment in foreign currency	USD7,000
	Performance guarantee and others	USD180
HSBC	Guarantees for depositions	USD1,515
Seoul Guarantee Insurance Company	Performance guarantee and others	464,868
	Performance guarantee and others	USD1,170
Korea Software Financial Cooperative	Performance guarantee and others	1,700,592
Korea Specialty Contractor Financial Cooperative	Performance guarantee and others	135
Korea Housing Finance Corporation	Performance guarantee and others	25,526
Information & Communication Financial Cooperative	Performance guarantee and others	838,452
ACE American Fire and Marine Insurance Company	Performance guarantee and others	USD10,000
Total	KRW	3,037,327

USD	143,296
VND	231,830

Schedule of Investment Properties Provided as Collateral Explanatory	Details of investment properties provided as collateral as December 31, 2024 and 2025, are as follows:

(in millions of Korean won)	December 31, 2024
Collateral	Carrying amount		Secured amount	Related account	Related amount	Mortgagee
Land and buildings	₩	79,959	76,668	Borrowings	63,890	Industrial Bank of Korea/Shinhan Bank/Standard Chartered Bank
Land and buildings	541,351		68,019	Deposits received	58,062	leaseholder

(in millions of Korean won)	December 31, 2025
Collateral	Carrying amount		Secured amount	Related account	Related amount	Mortgagee
Land and buildings	₩	1,300,290	810,057	Borrowings	647,638	Industrial Bank of Korea/Shinhan Bank/Hana Bank and others
Land and buildings	1,290,020		110,273	Deposits received	91,806	leaseholder